CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income (loss)	$ 26,908,771	$ (7,340,038)	$ (13,852,249)	$ 801,352
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for Doubtful Accounts			112,898	183,333
Depreciation			56,435	11,284
Change in allowances		(130,916)
Depreciation and amortization	$ 349,301	$ 15,163
Loss on disposal of assets	478,729
Loss on debt extinguishment	1,544,044
Amortization of deferred debt discount	833,035		156,250	$ 102,500
Amortization of deferred financing costs	144,903		$ 17,458
Induced conversion expense				$ 299,577
Write down of loan receivable to realizable value			$ 50,000
Write-down of obsolete and slow moving inventory	125,855		1,834,619
Stock-based compensation	613,577	$ 1,375,343	$ 1,766,579	$ 135,239
Utilization of net operating loss carryforward				(346,783)
Deferred tax			$ 766,498	(197,585)
Stock-based expense in connection with waiver agreements (See Note 6)	$ 3,871,309
Deferred income tax benefit		$ 766,498	766,498	236,709
Non-cash change in fair value of derivative liabilities	$ (47,405,025)
Unit purchase options granted for underwriters' expense	1,552,418
Changes in operating assets and liabilities:
Due from merchant credit card processors	201,245	$ 90,080	94,006	838,002
Accounts receivable	47,249	1,109,238	1,450,231	(1,250,034)
Inventories	1,081,209	(813,624)	(561,604)	(1,651,891)
Prepaid expenses and vendor deposits	84,238	(131,070)	536,937	(735,180)
Other assets	(74,615)	(309,281)	(26,076)	(53,284)
Accounts payable	(386,151)	686,069	796,627	(2,085,087)
Accrued expenses	(516,642)	(86,503)	554,749	70,212
Customer deposits	$ (74,611)	72,934	(41,640)	(295,429)
Income taxes		(2,715)	(2,715)	53,622
NET CASH USED IN OPERATING ACTIVITIES	$ (10,621,161)	$ (4,698,822)	(6,290,997)	$ (4,120,152)
INVESTING ACTIVITIES:
Cash received in connection with Merger	136,468
Acquisition of retail stores	$ (454,393)
Loan receivable		$ (512,207)
Collection of loans receivable	$ 467,095		(517,095)
Purchases of tradenames	(20,000)
Purchases of property and equipment	(194,766)	$ (101,071)	(560,410)	$ (14,779)
NET CASH USED IN INVESTING ACTIVITIES:	(65,596)	$ (613,278)	(1,077,505)	(14,779)
FINANCING ACTIVITIES
Proceeds from private placement of common stock and warrants, net of offering costs	$ 2,941,960
Costs associated with underwritten offering (see Note 7)		$ (109,104)
Proceeds from Series A Units	$ 41,378,227
Payment of offering costs in connection with convertible debenture	(196,250)
Proceeds from sale of common stock, net of offering costs			(109,104)	9,125,103
Proceeds from senior convertible notes payable to related parties			$ 1,250,000	425,000
Proceeds from issuance of convertible debenture, net of discount	1,662,500			$ 500,000
Deferred financing costs			$ (139,667)
Principal repayments of senior note payable to stockholder				$ (70,513)
Proceeds from term loans payable			1,000,000	750,000
Principal payment of convertible debenture	(1,750,000)
Principal payments on senior convertible note payable to related parties	$ (1,250,000)
Proceeds from notes payable to related party		$ 1,000,000
Principal Payment of notes payable to related party	$ (1,000,000)
Principal payment of convertible note payable	(567,000)
Principal payments on term loan payable	(750,000)	$ (478,847)	(728,847)	$ (271,153)
Principal payments of capital lease obligations	(33,761)		(7,901)
Proceeds from factoring facility			0	$ 407,888
Principal repayments of factoring facility				(407,888)
Proceeds from loan payable from Vaporin, Inc.	$ 350,000
Proceeds from exercise of stock options		$ 2,500	5,000	70,300
NET CASH PROVIDED BY FINANCING ACTIVITIES	$ 40,785,676	414,549	1,269,481	10,528,737
INCREASE (DECREASE) IN CASH	30,098,919	(4,897,551)	(6,009,021)	6,393,806
CASH - BEGINNING OF PERIOD	471,194	6,570,215	6,570,215	176,409
CASH - END OF PERIOD	30,570,113	1,672,664	471,194	6,570,215
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	251,920	76,615	103,068	297,508
Cash paid for income taxes	2,791	$ 3,550	$ 3,550	13,770
Noncash financing activities:
Deemed dividend	$ 38,068,021
Cashless exercise of common stock purchase warrants		$ 142
Embedded conversion feature recorded as debt discount and derivative liability	$ 248,359
Recognition of debt discount in connection with convertible note discount	100,800
Warrants issued as offering costs	87,779
Contribution of note and interest payable to Vaporin to capital in connection with the Merger	354,029
Cancellation of common stock for early termination of consulting agreement	30
Issuance of common stock in connection with delivery of restricted stock units	292
Issuance of common stock in connection with conversion of notes payable	17,028,399			1,704,487
Cashless exercise of common stock purchase warrants			$ 143
Recognition of deferred debt discount on convertible notes payable			1,250,000	98,970
Purchase of equipment through capital lease obligation			$ 179,359
Cash	136,468
Accounts receivable	81,256
Merchant credit card processor receivable	201,141
Prepaid expense and other current assets	28,021
Inventory	981,558
Property and equipment	206,668
Accounts payable and accrued expenses	(779,782)
Derivative liabilities	(49,638)
Notes payable, net of debt discount of $54,623	(512,377)
Notes payable - related party	(1,000,000)
Net liabilities assumed	(706,685)
Consideration:
Value of common stock issued	17,028,399			$ 1,704,487
Excess of liabilities over assets assumed	706,685
Total consideration	17,735,084
Amount allocated to goodwill	(15,654,484)
Amount allocated to identifiable intangible assets	$ (2,080,600)
Remaining unallocated consideration
Amount allocated to goodwill	$ 591,993
Amount allocated to other assets	3,400
Amount allocated to inventory	44,000
Purchase price	639,393
Hold back obligation	(185,000)
Cash used in retail store acquisitions	$ 454,393